Segment Reporting - Schedule of segment financial information adjusted (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 54,424	$ 47,490	$ 46,922	$ 45,743	$ 48,391	$ 46,186	$ 45,689	$ 44,520	$ 194,579	$ 194,579	$ 184,786	$ 177,546
Cost of products sold									156,447	156,447	153,448	146,533
Benefit costs									6,594	6,594	2,810	2,179
Operating expenses									21,368		18,809	18,448
Operating income (loss)	$ 824	2,574	(1,373)	1,996	3,114	2,504	2,121	1,799	4,021	4,021	9,538	10,386
Adjusted operating income (loss)									11,261	11,261	10,825	11,421
Goodwill impairment charge										6,149	181	0
Pharmacy Services
Segment Reporting Information [Line Items]
Goodwill impairment charge										0	0
Retail/LTC
Segment Reporting Information [Line Items]
Goodwill impairment charge										6,149	181
Health Care Benefits
Segment Reporting Information [Line Items]
Goodwill impairment charge										0	0
Operating Segments | Pharmacy Services
Segment Reporting Information [Line Items]
Revenues									134,736	134,736	130,822	119,267
Cost of products sold									128,777		125,273	113,989
Benefit costs									0		0	0
Operating expenses									1,352		1,249	1,135
Operating income (loss)									4,607		4,300	4,143
Adjusted operating income (loss)									4,955	4,955	4,628	4,380
Operating Segments | Retail/LTC
Segment Reporting Information [Line Items]
Revenues									83,989	83,989	79,398	81,100
Cost of products sold									59,906		56,066	57,339
Benefit costs									0		0	0
Operating expenses									17,314		16,593	16,324
Operating income (loss)									620		6,558	7,437
Adjusted operating income (loss)									7,403	7,403	7,475	8,221
Operating Segments | Health Care Benefits
Segment Reporting Information [Line Items]
Revenues									8,962	8,962	3,587	3,071
Cost of products sold									147		0	0
Benefit costs									6,678		2,810	2,179
Operating expenses									1,769		420	465
Operating income (loss)									368		357	427
Adjusted operating income (loss)									528	528	359	428
Operating Segments | Corporate/Other
Segment Reporting Information [Line Items]
Revenues									606	606	16	18
Cost of products sold									0		0	0
Benefit costs									22		0	0
Operating expenses									1,389		952	918
Operating income (loss)									(805)		(936)	(900)
Adjusted operating income (loss)									(856)	(856)	(896)	(887)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues									(33,714)	(33,714)	(29,037)	(25,910)
Cost of products sold									(32,383)		(27,891)	(24,795)
Benefit costs									(106)		0	0
Operating expenses									(456)		(405)	(394)
Operating income (loss)									(769)		(741)	(721)
Adjusted operating income (loss)									(769)	$ (769)	(741)	(721)
As Previously Reported
Segment Reporting Information [Line Items]
Revenues									194,579		184,765	177,526
Cost of products sold									156,447		153,410	146,490
Benefit costs									6,594		2,810	2,179
Operating expenses									21,368		18,847	18,491
Operating income (loss)									4,021		9,517	10,366
As Previously Reported | Operating Segments | Pharmacy Services
Segment Reporting Information [Line Items]
Revenues									134,128		130,596	119,963
Cost of products sold									125,107		121,746	111,883
Benefit costs									2,805		2,810	2,179
Operating expenses									1,517		1,285	1,225
Operating income (loss)									4,699		4,755	4,676
As Previously Reported | Operating Segments | Retail/LTC
Segment Reporting Information [Line Items]
Revenues									83,989		79,398	81,100
Cost of products sold									59,906		56,081	57,362
Benefit costs									0		0	0
Operating expenses									17,314		16,667	16,436
Operating income (loss)									620		6,469	7,302
As Previously Reported | Operating Segments | Health Care Benefits
Segment Reporting Information [Line Items]
Revenues									5,549		0	0
Cost of products sold									147		0	0
Benefit costs									3,873		0	0
Operating expenses									1,253		0	0
Operating income (loss)									276		0	0
As Previously Reported | Operating Segments | Corporate/Other
Segment Reporting Information [Line Items]
Revenues									606		0	0
Cost of products sold									0		0	0
Benefit costs									22		0	0
Operating expenses									1,389		966	891
Operating income (loss)									(805)		(966)	(891)
As Previously Reported | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues									(29,693)		(25,229)	(23,537)
Cost of products sold									(28,713)		(24,417)	(22,755)
Benefit costs									(106)		0	0
Operating expenses									(105)		(71)	(61)
Operating income (loss)									(769)		(741)	(721)
Adjustments
Segment Reporting Information [Line Items]
Revenues		$ 221	$ 214	$ 50	$ 6	$ 5	$ 4	$ 6	0		21	20
Cost of products sold									0		38	43
Benefit costs									0		0	0
Operating expenses									0		(38)	(43)
Operating income (loss)									0		21	20
Adjusted operating income (loss)									7,240		1,287	1,035
Adjustments | Operating Segments | Pharmacy Services
Segment Reporting Information [Line Items]
Revenues									608		226	(696)
Cost of products sold									3,670		3,527	2,106
Benefit costs									(2,805)		(2,810)	(2,179)
Operating expenses									(165)		(36)	(90)
Operating income (loss)									(92)		(455)	(533)
Adjusted operating income (loss)									348		328	237
Adjustments | Operating Segments | Retail/LTC
Segment Reporting Information [Line Items]
Revenues									0		0	0
Cost of products sold									0		(15)	(23)
Benefit costs									0		0	0
Operating expenses									0		(74)	(112)
Operating income (loss)									0		89	135
Adjusted operating income (loss)									6,783		917	784
Adjustments | Operating Segments | Health Care Benefits
Segment Reporting Information [Line Items]
Revenues									3,413		3,587	3,071
Cost of products sold									0		0	0
Benefit costs									2,805		2,810	2,179
Operating expenses									516		420	465
Operating income (loss)									92		357	427
Adjusted operating income (loss)									160		2	1
Adjustments | Operating Segments | Corporate/Other
Segment Reporting Information [Line Items]
Revenues									0		16	18
Cost of products sold									0		0	0
Benefit costs									0		0	0
Operating expenses									0		(14)	27
Operating income (loss)									0		30	(9)
Adjusted operating income (loss)									(51)		40	13
Adjustments | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues									(4,021)		(3,808)	(2,373)
Cost of products sold									(3,670)		(3,474)	(2,040)
Benefit costs									0		0	0
Operating expenses									(351)		(334)	(333)
Operating income (loss)									0		0	0
Adjusted operating income (loss)									$ 0		$ 0	$ 0